As filed with Securities and Exchange Commission on April 2, 2021.

Registration Nos. 333-83716/811-04001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement

Under

the Securities Act of 1933

Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 26
And/Or
Registration Statement
Under
the Investment Company Act of 1940
Amendment No. 290	☒

Metropolitan Life Separate Account E

(Exact Name of Registrant)

Metropolitan Life Insurance Company

(Exact Name of Depositor)

200 Park Avenue

New York, New York 10166

(Address of depositor’s principal executive offices)

(zip code) (212) 578-9500

(Depositor’s telephone Number, including area code)

Stephen W. Gauster

Executive Vice President General Counsel

Metropolitan Life Insurance Company

200 Park Avenue, New York, New York 10116

(Name and address of agent for service)

COPIES TO:

W. Thomas Conner, Esq.

Vedder Price P.C.

1401 I Street NW, Suite 1100

Washington, D.C. 20005

Approximate date of Public Offering: On April 30, 2021 or as soon thereafter as practicable.

It Is Proposed That The Filing Will Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contracts.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 25 (“Amendment No. 25”) to Registration Statement File No. 333-83716 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 4, 2021. Parts A, B and C were filed in Amendment No. 25 and are incorporated by reference herein.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of New York, and state of New York, on this 2nd day of April, 2021.

Metropolitan Life Separate Account E
(Registrant)

BY:	Metropolitan Life Insurance Company (Depositor)
BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

BY:	Metropolitan Life Insurance Company
(Depositor)

BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

Signatures

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on April 2, 2021.

Signature	Title

*	Chairman of the Board and Director
R. Glenn Hubbard

*	President and Chief Executive Officer and Director
Michel A. Khalaf

*	Executive Vice President and Chief Financial Officer
John Dennis McCallion

*	Executive Vice President and Chief Accounting Officer
Tamara Schock

*	Director
Cheryl W. Grise

*	Director
Carlos M. Gutierrez

*	Director
Gerald L. Hassell

Signature	Title

*	Director
David L. Herzog

*	Director
Edward J. Kelly, III

*	Director
William E. Kennard

*	Director
Catherine R. Kinney

*	Director
Diana McKenzie

*	Director
Denise M. Morrison

*	Director
Mark A. Weinberger

By:	/s/ Robin Wagner
Robin Wagner Attorney-in-Fact
April 2, 2021
*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney .